Borrowings Under Line of Credit Arrangement and Related Items (Tables)	12 Months Ended
Dec. 31, 2010
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured line of credit arrangement

	Year Ended December 31,
	2010	2009	2008
Balance outstanding at quarter end	$300,000	$140,000	$570,000
Maximum amount outstanding at any month end	$560,000	$559,000	$744,000
Average amount outstanding (total of daily principal balances divided by days in period)	$268,762	$241,463	$500,561
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%